UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            360 Global Capital, LLC
Address:         529 Fifth Avenue, 8th Floor
                 New York, NY 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Duncan Huyler
Title:   Chief Financial Officer
Phone:   212-946-3555

Signature, Place, and Date of Signing:
 /s/ DUNCAN HUYLER                   New York, NY               May   , 2011
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:    $123,573
                                          (thousands)

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ABITIBIBOWATER INC. CMN             COM NEW         003687209     3,520   131000 SH          SOLE                   131000
----------------------------------------------------

ACCURIDE CORP CMN                   COM NEW         00439T206     3,477   250300 SH          SOLE                   250300
----------------------------------------------------

ALASKA AIR GROUP INC
  (DEL HLDG) CMN                    COM             011659109     2,385    37600 SH          SOLE                    37600
----------------------------------------------------

AMERICAN AXLE & MFG HOLDINGS INC    COM             024061103     3,951   313800 SH          SOLE                   313800
----------------------------------------------------

CHEMTURA CORPORATION CMN            COM NEW         163893209     6,010   349400 SH          SOLE                   349400
----------------------------------------------------

CUMMINS INC COMMON STOCK            COM             231021106     5,426    49500 SH          SOLE                    49500
----------------------------------------------------

DANA HOLDING CORPORATION CMN        COM             235825205     6,087   350000 SH          SOLE                   350000
----------------------------------------------------

DIGITALGLOBE, INC. CMN              COM NEW         25389M877     3,153   112494 SH          SOLE                   112494
----------------------------------------------------

DIRECTV CMN                         COM CL A        25490A101     4,792   102400 SH          SOLE                   102400
----------------------------------------------------

FORD MOTOR COMPANY CMN              COM PAR $0.01   345370860     5,271   353500 SH          SOLE                   353500
----------------------------------------------------

GENERAL MOTORS COMPANY CMN          COM             37045V100     6,464   208300 SH          SOLE                   208300
----------------------------------------------------

LEAR CORPORATION CMN                COM NEW         521865204     8,874   181590 SH          SOLE                   181590
----------------------------------------------------

LIBERTY MEDIA-STARZ SER A
  TRACKING STOCK                    LIB STAR COM A  53071M708     4,751    61224 SH          SOLE                    61224
----------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.
  CMN CLASS A                       SHS -A-         N53745100     6,336   160200 SH          SOLE                   160200
----------------------------------------------------

NII HOLDINGS, INC. CMN CLASS B      CL B NEW        62913F201     9,328   223864 SH          SOLE                   223864
----------------------------------------------------

SBA COMMUNICATIONS CORP CMN         COM             78388J106     5,426   136740 SH          SOLE                   136740
----------------------------------------------------

SCHLUMBERGER LTD CMN                COM             806857108     2,499    26800 SH          SOLE                    26800
----------------------------------------------------

SOLUTIA INC. CMN                    COM NEW         834376501     6,822   268600 SH          SOLE                   268600
----------------------------------------------------

TEEKAY CORPORATION CMN              COM             Y8564W103     5,366   145300 SH          SOLE                   145300
----------------------------------------------------

TRW AUTOMOTIVE HOLDINGS CORP. CMN   COM             87264S106     7,039   127800 SH          SOLE                   127800
----------------------------------------------------

TELECOMUNICACOES DE SAO PAULO
  *S.A. ADR                         SPON ADR PFD    87929A102     5,170   209900 SH          SOLE                   209900
----------------------------------------------------

TIM PARTICIPACOES S.A. SPONSORED
  ADR LNKD TO PFD STK               SPON ADR PFD    88706P106     4,256    97501 SH          SOLE                    97501
----------------------------------------------------

VIVO PARTICIPACOES SA SPONSORED     SPON ADR
  ADR CMN                           PFD NEW         92855S200     3,212    79550 SH          SOLE                    79550
----------------------------------------------------

WABASH NATIONAL CORP. CMN           COM             929566107     3,958   341800 SH          SOLE                   341800
----------------------------------------------------------